Information on Subsidiaries	12 Months Ended
Dec. 31, 2019
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]

Information on Subsidiaries

Composition of the Group

Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.

The Group consists of 666 (2018: 707) consolidated entities, thereof 249 (2018: 251) consolidated structured entities. 459 (2018: 506) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 207 (2018: 201) of the consolidated entities (non-controlling interests). As of December 31, 2018 and 2019, one subsidiary has material non-controlling interests. Non-controlling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.

Subsidiaries with material non-controlling interests

	Dec 31, 2019	Dec 31, 2018
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2019	Dec 31, 2018
Net income attributable to non-controlling interests	105	58
Accumulated non-controlling interests of the subsidiary	1,420	1,355
Dividends paid to non-controlling interests	56	0
Summarised financial information:
Total assets	10,952	10,694
Total liabilities	4,100	4,155
Total net revenues	2,389	2,259
Net income (loss)	512	391
Total comprehensive income (loss), net of tax	583	589

Significant restrictions to access or use the Group’s assets

Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.

Since the Group did not have any material noncontrolling interests at the balance sheet date, any protective rights associated with these did not give rise to significant restrictions.

The following restrictions impact the Group’s ability to use assets:

  The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities.
  The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities.
  Regulatory and central bank requirements or local corporate laws may restrict the Group’s ability to transfer assets to or from other entities within the Group in certain jurisdictions.

Restricted assets

	Dec 31, 2019		Dec 31, 2018
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	104,327	159	176,022	188
Financial assets at fair value through profit or loss	530,713	43,190	573,344	48,320
Financial assets at fair value through other comprehensive income	45,503	2,943	51,182	4,375
Loans at amortized cost	429,841	71,369	400,297	76,573
Other	187,290	3,017	147,293	1,991
Total	1,297,674	120,678	1,348,137	131,447

The table above excludes assets that are not encumbered at an individual entity level but which may be subject to restrictions in terms of their transferability within the Group. Such restrictions may be based on local connected lending requirements or similar regulatory restrictions. In this situation, it is not feasible to identify individual balance sheet items that cannot be transferred. This is also the case for regulatory minimum liquidity requirements. The Group identifies the volume of liquidity reserves in excess of local stress liquidity outflows. The aggregate amount of such liquidity reserves that are considered restricted for this purpose is € 31.2 billion as of December 31, 2019 (as of December 31, 2018: € 34.9 billion).